Equity-Based Compensation (Details) - USD ($)						1 Months Ended						3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 24, 2023	Mar. 11, 2023	Sep. 01, 2022	Mar. 02, 2022	Dec. 17, 2021	May 25, 2023	Apr. 30, 2023	Mar. 30, 2023	Jan. 31, 2023	Jun. 22, 2022	Feb. 24, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	May 11, 2023
Equity Based Compensation [Line Items]
Restricted stock units																10,000
Restricted stock units														47,800
Vested shares												25,000	25,000			6,666
Total equity-based compensation expense (in Dollars)												$ 1,626	$ 335,922		$ 1,708,218	$ 4,053,123
Equity-based compensation expense (in Dollars)												1,626	$ 53,672
Unrecognized equity-based compensation expense (in Dollars)												$ 7,046			$ 0	991,167
Expected volatility												75.00%			75.00%
Recognized expense															991,167
Other expense (in Dollars)															$ 500,000
Total equity-based compensation expense (in Dollars)																1,658,485
Equity-based compensation expense restricted stock (in Dollars)																$ 219,648
Unvested shares of restricted stock was forfeited									6,666
Unvested shares of restricted stock										66,666
Shares issued												1			500,000
Founding members percentage															25.00%
Options installments percentage															20.00%
Options remained Shares															375,000
Warrants purchase shares					110,000
Common stock per shares (in Dollars per share)					$ 12
Warrants vest year					1 year								5 years
Exercisable vest years					4 years
Warrant [Member]
Equity Based Compensation [Line Items]
Warrants granted												7,300,000	73,143,969
Minimum [Member]
Equity Based Compensation [Line Items]
Expected term												5 years			5 years
Common stock installments percentage															200.00%
Maximum [Member]
Equity Based Compensation [Line Items]
Expected term												10 years			10 years
Common stock installments percentage															600.00%
Restricted Stock [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock	319,023					124,902
Restricted stock units																	170,958
Vested shares																3,334
Total equity-based compensation expense (in Dollars)												$ 0	$ 188,500			$ 9,264
Warrants granted															614,883	117,800
RSU [Member]
Equity Based Compensation [Line Items]
Vested shares															570,000	36,668
Warrants granted															1,641,332	110,000
Restricted stock units											251,851
Shares of Restricted Stock [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock									500,000
Stock Options [Member]
Equity Based Compensation [Line Items]
Total equity-based compensation expense (in Dollars)															$ 565,500
Equity-based compensation expense (in Dollars)															112,040	$ 223,224
Shares issued		427,001
Price per share (in Dollars per share)		$ 3.47
Board of Directors Chairman [Member]
Equity Based Compensation [Line Items]
Restricted stock units				70,000			100,000
Total equity-based compensation expense (in Dollars)															39,510
Equity-based compensation expense restricted stock (in Dollars)																$ 285,600
Board of Directors Chairman [Member] | Shares of Restricted Stock [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock							100,000
Chief Operating Officer [Member]
Equity Based Compensation [Line Items]
Other expense (in Dollars)											$ 175,000
Chief Financial Officer [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock						196,463
Restricted stock units																100,000
Vested shares			3,584													6,571
Total equity-based compensation expense (in Dollars)																$ 110,602
Other expense (in Dollars)															125,783	41,449
Shares issued			69,892					200,000
Price per share (in Dollars per share)			$ 3.04					$ 3.3
Chief Executive Officer [Member]
Equity Based Compensation [Line Items]
Shares of restricted stock	463,917
Exercisable term		10 years						10 years
Vice President [Member]
Equity Based Compensation [Line Items]
Restricted stock units																	380,952
Class F [Member]
Equity Based Compensation [Line Items]
Total equity-based compensation expense (in Dollars)															$ 6,259	$ 176,835
IPO [Member]
Equity Based Compensation [Line Items]
Founding members percentage															15.00%